ORGANIZATION AND BUSINESS BACKGROUND (Details Narrative)										12 Months Ended
	Dec. 12, 2022 USD ($) $ / shares shares	Jun. 23, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 28, 2021 USD ($)	Dec. 28, 2021 CNY (¥)	Apr. 29, 2021 USD ($)	Apr. 29, 2021 CNY (¥)	Dec. 17, 2020 USD ($) $ / shares shares	Nov. 15, 2019 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) shares	Jul. 22, 2022 USD ($)	Jul. 22, 2022 CNY (¥)	May 12, 2022 USD ($)	May 12, 2022 CNY (¥)	Jan. 28, 2021	Dec. 15, 2020	Dec. 14, 2020	Dec. 11, 2020	Dec. 10, 2020 USD ($)	Dec. 10, 2020 CNY (¥)	Nov. 04, 2020 USD ($)	Nov. 04, 2020 CNY (¥)	Oct. 20, 2020 USD ($)	Oct. 20, 2020 CNY (¥)	Sep. 29, 2020 USD ($)	Sep. 29, 2020 CNY (¥)	Dec. 28, 2018 CNY (¥)	Dec. 04, 2018 $ / shares	Jun. 16, 2015 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital | ¥																													¥ 5,000,000
Shares issued | shares									16,666
Share issued price per share | $ / shares									$ 1.00
Proceeds from sale of stock												$ 21,500,450
Total consideration									$ 16,666			$ 20,810,388
Common stock par value | $ / shares										$ 0	$ 0																			$ 1.00
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued | shares												5,000,000
Total consideration
Baode Supply Chain (Shenzhen) Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total consideration | ¥					¥ 200,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued | shares								5,000,000
Share issued price per share | $ / shares								$ 5.00
Proceeds from sale of stock								$ 25,000,000
Underwriters [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from sale of stock								$ 29,999,550
Purchase of ordinary shares | shares								999,910
Purchase value of ordinary shares								$ 4,999,550
Wunong Shenzhen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage																											51.00%	51.00%
Liu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage																											25.00%	25.00%
Huang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage																											24.00%	24.00%
Ze Yu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage																				100.00%
Haiyan Qin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage																			100.00%
Baode Supply Chain (Shenzhen) Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage				30.00%	30.00%
Baode Supply Chain (Shenzhen) Co., Ltd [Member] | Mr. Shiliang Ma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage				51.00%	51.00%
Meiwu Shenzhen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage															51.00%	51.00%
Heme Consulting [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage															49.00%	49.00%
Equity Transfer Agreement [Member] | Wunong Shenzhen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage																	51.00%
Equity Transfer Agreement [Member] | Wunong Technology Shenzhen Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage																	51.00%	51.00%							51.00%	51.00%
Equity Transfer Agreement [Member] | Shiliang Ma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage																									30.00%	30.00%
Equity Transfer Agreement [Member] | Yongqiang He [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage																									19.00%	19.00%
Equity Transfer Agreement [Member] | Yafang Liu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage																		100.00%
Wunong Technology Shenzhen Co Ltd [Member] | Contractual Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital | ¥																															¥ 5,000,000
Wunong Technology Shenzhen Co Ltd [Member] | Equity Transfer Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital																									$ 781,466	¥ 5,000,000
Wude Agricultural Technology Shanghai Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital																											$ 3,100,000	¥ 20,000,000
Baode Supply Chain (Shenzhen) Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total consideration				$ 31,405
Baode Supply Chain (Shenzhen) Co., Ltd [Member] | Equity Transfer Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Increased in capital						$ 4,600,000	¥ 30,000,000
Wunong Technology (Liaoning) Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital																							$ 1,400,000	¥ 8,880,000
Wunong Technology (Shaanxi) Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital																					$ 1,300,000	¥ 8,800,000
Yundian BVI [Member] | Stock Purchase Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued | shares			9,000,000
Total consideration			$ 8,100,000
Common stock par value | $ / shares			$ 0
Share price | $ / shares			$ 0.9
Heme Shenzhen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital															$ 1,500,000	¥ 10,000,000
Mahao BVI [Member] | Stock Purchase Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued | shares		10,000,000
Total consideration		$ 6,000,000
Common stock par value | $ / shares		$ 0
Share price | $ / shares		$ 0.6
Heme Catering [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capital													$ 1,500,000	¥ 10,000,000
Yuanxing BVI [Member] | Stock Purchase Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued | shares	12,000,000
Total consideration	$ 9,600,000
Common stock par value | $ / shares	$ 0
Share price | $ / shares	$ 0.8